Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

8. Property and equipment, net

Fixed Assets consist of the following:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Leasehold improvement	$33,150	$32,944	$32,965
Furniture & Fixture	7,809	7,761	6,995
Equipment	8,715	8,660	8,666
Motor Vehicle	153,302	69,307	69,350
Total	202,976	118,672	117,976
Less: accumulated depreciation	124,861	108,699	88,733
Net book value	$78,115	$9,973	$29,243

Depreciation expenses were $15,411, $19,989 and $22,594 for the years ended December 31, 2024, 2023 and 2022, respectively.

The new purchased vehicle during the year ended December 31, 2024 was registered with 99% of ownership by the Company, and 1% ownership by the Kam Iat Fu International Company Limited, which is a related party and 95.2% own by Son I Tam, the CEO & Chairman of the Company.